Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	£ 5,985	£ 173
Other Intangible assets, net	36,330	139
Property, plant and equipment, net	8,740	4,619
Investment in joint venture	424	123
Right-of-use assets	5,154	3,735
Other receivables	100	0
Investments in financial assets	2,145	0
Total non-current assets	58,878	8,789
Current assets
Trade receivables	1,189	446
Other receivables and contract assets	6,313	2,718
Current tax assets	11,754	3,187
Inventories	359	0
Cash and cash equivalents	562,173	62,584
Total current assets	581,788	68,935
Total assets	640,666	77,724
Capital and reserves
Share capital	60	0
Share premium	364,579	89,099
Deferred Shares	3	0
Foreign exchange reserve	(659)	(111)
Share-based payment reserve	12,930	3,589
Fair Value reserve	(199)	0
Merger reserve	54,213	0
Retained Earnings/(accumulated losses)	135,886	(34,054)
Total equity attributable to owners of the parent	566,813	58,523
Non-current liabilities
Deferred tax liability	7,121	0
Contract liabilities and other advances	16,359	1,265
Loans	296	0
Lease liabilities	3,804	2,761
Provisions	537	535
Total non-current liabilities	28,117	4,561
Current liabilities
Trade payables	6,290	3,333
Other payables	8,409	1,589
Contract Liabilities and other advances	29,962	9,041
Lease liabilities	1,075	677
Total current liabilities	45,736	14,640
Total liabilities	73,853	19,201
Total equity and liabilities	£ 640,666	£ 77,724